Jan. 11, 2017
Alger MidCap Growth Institutional Fund
Alger MidCap Growth Institutional Fund
THE ALGER INSTITUTIONAL FUNDS Alger Mid Cap Growth Institutional Fund Supplement Dated January 11, 2017 to the Prospectus Dated March 1, 2016 As Revised October 14, 2016 As Supplemented to Date

The following replaces the last sentence in the second paragraph under the heading “Principal Investment Strategy” on pages 22 and 27 of the Prospectus:

“At December 31, 2016, the market capitalization of the companies in these indexes ranged from $394.9 million to $56.9 billion.”